Convertible Debt - Schedule of Convertible Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Group A [Member]
Schedule of Convertible Debt [Line Items]
Rate	10.00%
Maturity	Oct. 31, 2024
Collateral	None
Carrying Amount (in Dollars)		$ 1,151,032
Group B [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%
Maturity	Oct. 31, 2024
Collateral	None
Conversion Rate	80.00%
Carrying Amount (in Dollars)		5,154,000
Group C [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%
Maturity	Oct. 31, 2024
Collateral	None
Conversion Rate	80.00%
Carrying Amount (in Dollars)		3,873,417
Group D [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%
Maturity	Oct. 31, 2024
Collateral	None
Conversion Rate	50.00%
Carrying Amount (in Dollars)		1,950,160
Group E [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%
Maturity	Oct. 31, 2024
Collateral	None
Conversion Rate	50.00%
Carrying Amount (in Dollars)		1,100,000
Group F [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%
Maturity	Oct. 31, 2024
Collateral	None
Conversion Rate	50.00%
Carrying Amount (in Dollars)		1,381,732
Blink Bio [Member]
Schedule of Convertible Debt [Line Items]
Rate	10.00%
Maturity	Mar. 15, 2022
Collateral	None
Conversion Rate	100.00%
Carrying Amount (in Dollars)
Minimum [Member] | Group A [Member]
Schedule of Convertible Debt [Line Items]
Conversion Rate	80.00%
Maximum [Member] | Group A [Member]
Schedule of Convertible Debt [Line Items]
Conversion Rate	87.50%